Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2055 Fund	Sep. 08, 2023
Fidelity Freedom 2055 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.31%)
Past 5 years	5.12%
Past 10 years	8.24%
Fidelity Freedom 2055 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.31%)
Past 5 years	3.10%
Past 10 years	6.56%
Fidelity Freedom 2055 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.40%)
Past 5 years	3.83%
Past 10 years	6.37%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1682
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Past 10 years	8.78%